Other payables - Lender warrants (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2022 $ / shares
Disclosure of detailed information about borrowings [line items]
Value of warrants	$ 2,234,810	$ 348,187
Warrants issued | shares	0	0	0
Lender Warrants
Disclosure of detailed information about borrowings [line items]
Value of warrants	$ 6,567	$ 44,997
Warrants issued | shares	51,307
Number of shares each warrant converts into | shares	1
Exercise price of warrant | $ / shares				$ 11.20
Change in fair value of the lender warrants	$ 38,430	205,894
Oxford Warrants | Credit Facility
Disclosure of detailed information about borrowings [line items]
Value of warrants	$ 6,567	$ 44,997